UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                     477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C. 51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end: April 30, 2003

Date of reporting period: April 30, 2003

Item 1. Reports to Stockholders.

      Attached on the following pages is a copy of the registrant's annual financial statement as of April 30, 2003, which has been restated pursuant to Securities and Exchange Commission requirements.

                                  TRIDAN CORP.

                              FINANCIAL STATEMENTS

                       YEARS ENDED APRIL 30, 2003 AND 2002

                                      with

                          INDEPENDENT AUDITOR'S REPORT

                                  TRIDAN CORP.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INDEPENDENT AUDITOR'S REPORT                                                   1

FINANCIAL STATEMENTS

    Statements of Assets and Liabilities
        April 30, 2003 and 2002                                                2

    Schedules of Investments in Municipal Obligations
        April 30, 2003 and 2002                                              3-6

    Statements of Operations
        Years Ended April 30, 2003 and 2002                                    7

    Statements of Changes in Net Assets
        Years Ended April 30, 2003, 2002 and 2001                              8

    Notes to Financial Statements                                           9-13

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the accompanying statements of assets and liabilities of Tridan Corp., including the schedules of investments in municipal obligations, as of April 30, 2003 and 2002,and the related statements of operations for the years then ended, the statements of changes in net assets for each of the three years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned, as of April 30, 2003 and 2002, by direct correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights, referred to above, present fairly, in all material respects, the financial position of Tridan Corp. as of April 30, 2003 and 2002, the results of its operations for the years then ended, the changes in its net assets for each of the three years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


      /s/ Leslie Sufrin and Company, P.C.

New York, NY
May 15, 2003

                                  TRIDAN CORP.
                      STATEMENTS OF ASSETS AND LIABILITIES
                             April 30, 2003 and 2002

    ASSETS                                                        2003                2002
                                                                  ----                ----
Investments in municipal obligations, at
   fair value (amortized cost - $35,936,827
   and $33,815,676, respectively)                              $ 39,369,918       $ 36,034,441

Cash and cash equivalents                                           555,844          2,749,250
Accrued interest receivable                                         590,723            566,127
Prepaid insurance                                                     4,868                 --
                                                               ------------       ------------

       Total assets                                              40,521,353         39,349,818
                                                               ------------       ------------

    LIABILITIES

Accounts payable and accrued liabilities (Note 2):
   Accrued investment advisory fees                                  28,000             27,500
   Accrued fees - affiliate                                          19,711             14,248
   Accrued other                                                     35,554             22,532
Common stock redemption payable (Note 4)                                 --             13,779
                                                               ------------       ------------
       Total liabilities                                             83,265             78,059
                                                               ------------       ------------

       Net assets                                              $ 40,438,088       $ 39,271,759
                                                               ============       ============

Analysis of net assets:
   Common stock, at $.02 par value, 6,000,000 shares
     authorized                                                $     63,982       $     63,982
   Paid in capital                                               36,963,034         36,997,385
   Over distributed investment income, net                          (27,669)           (36,133)
   Undistributed capital gains                                        5,650             27,760
   Unrealized appreciation of investments, net                    3,433,091          2,218,765
                                                               ------------       ------------

   Net assets [equivalent to $12.94 and $12.55 per share,
     respectively, based on 3,125,658.4792 shares and
     3,128,348.1833 shares of common stock
     outstanding, respectively (Note 4)]                       $ 40,438,088       $ 39,271,759
                                                               ============       ============

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                             April 30, 2003 and 2002

                                                                     2003                                      2002
                                                    --------------------------------------    --------------------------------------
                                                     Principal     Amortized       Fair        Principal     Amortized        Fair
                                                       Amount        Cost         Value          Amount        Cost          Value
                                                    ----------    ----------    ----------    ----------    ----------    ----------
Revenue Backed
Metropolitan Transportation Authority
  NY Service Contract Commuter Facilities
  (Escrowed to Maturity)
  5.75% due July 1, 2008                            $1,000,000    $  981,202    $1,164,670    $1,000,000    $  978,203    $1,104,910

Nassau County Interim Finance Authority
  NY Sales Tax Secured
  (Callable November 15, 2010 @100)
  5.75% due November 15, 2013                        1,100,000     1,141,429     1,270,610     1,100,000     1,145,821     1,202,487

N.Y.C. Municipal Water Finance Authority
  NY Wtr & Swr Sys Rev
  6.0% due June 15, 2009                             2,000,000     2,142,272     2,355,840     2,000,000     2,161,913     2,265,520

N.Y.C. Transitional Finance Authority
  NY Rev Future Tax Secured
  5.0% due May 1, 2006                               1,250,000     1,296,075     1,368,563     1,250,000     1,310,329     1,333,738

N.Y.S. Dormitory Authority -
  Rev Columbia University
  5.0% due July 1, 2010                              1,000,000     1,069,444     1,121,850     1,000,000     1,077,692     1,073,510

  Revs Ref
  (Mandatory Put May 15, 2012 @100)
  5.25% due November 15, 2023                        1,000,000     1,099,158     1,097,450            --            --            --

  Rev St Personal Income Tax Ed
  5.5% due March 15, 2011                            1,000,000     1,111,845     1,132,180            --            --            --

  Revs State Univ Educ Facils of New York
  7.5% due May 15, 2011                                395,000       388,977       484,207       395,000       388,454       476,303

  Revs State Univ Educ Facils of New York
  (Escrowed to Maturity)
  7.5% due May 15, 2011                                195,000       192,026       247,847       195,000       191,768       240,883

New York Environmental Facilities Corp
  Pollution Control - Rev St Wtr NYC 02
  5.75% due June 15, 2008                               25,000        25,753        28,987     1,500,000     1,552,710     1,672,830

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2003 and 2002

                                                                 2003                                       2002
                                              -----------------------------------------    ----------------------------------------
                                               Principal       Amortized       Fair         Principal     Amortized        Fair
                                                 Amount           Cost         Value          Amount         Cost         Value
                                              -----------     -----------   -----------    -----------   -----------    -----------
Revenue Backed (continued)
N.Y.S. Urban Development Corp -
  Personal Inc Tax Rev St Facils & Equip
  4.5% due March 15, 2006                     $   595,000     $   626,097   $   637,697    $        --   $        --    $        --

  Purp Rev Sub Lien
  6.0% due July 1, 2005                         1,500,000       1,527,237     1,638,795      1,500,000     1,538,821      1,629,480

Niagara Falls Bridge Commission
  NY Toll Rev Highway Impts
  5.25% due October 1, 2015                     2,000,000       2,125,761     2,277,920      2,000,000     2,133,130      2,159,820

Power Authority of the State of New York
  General Purpose Ref
  (Escrowed to Maturity)
  6.5% due January 1, 2008                      1,675,000       1,707,228     1,929,667      1,675,000     1,713,037      1,894,794

Triborough Bridge & Tunnel Authority NY -
  General Purpose Revs
  (Escrowed to Maturity)
  5.5% due January 1, 2017                      1,000,000       1,023,018     1,166,480      1,000,000     1,024,143      1,089,420

  Revs General Purpose Ref
  (Escrowed to Maturity)
  6.0% due January 1, 2012                      1,500,000       1,556,532     1,779,795      1,500,000     1,561,511      1,697,775
                                              -----------     -----------   -----------    -----------   -----------    -----------
                                               17,235,000      18,014,054    19,702,558     16,115,000    16,777,532     17,841,470
                                              -----------     -----------   -----------    -----------   -----------    -----------
                                                                                   50.0%                                       49.5%
Insured
Cleveland Hill Union Free School District
  Cheektowa NY Unlimited Tax
  (Callable October 15, 2009 @100)
  5.5% due October 15, 2011                     1,480,000       1,506,985     1,666,702      1,480,000     1,509,463      1,621,917

Mt. Sinai, N.Y. Union Free School District
  6.2% due February 15, 2011                    1,070,000       1,066,681     1,271,042      1,070,000     1,066,360      1,239,766

N.Y.C. General Purpose
  Unlimited Tax Series
  6.75% due February 1, 2009                    1,000,000       1,096,973     1,189,230      1,000,000     1,111,265      1,159,830

N.Y.S. Dormitory Authority Revs
  City University Sys Cons
  6.25% due July 1, 2005                          500,000         512,613       551,190        500,000       517,985        550,540

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                            April 30, 2003 and 2002

                                                                2003                                       2002
                                             -----------------------------------------    ----------------------------------------
                                              Principal      Amortized        Fair         Principal     Amortized         Fair
                                                Amount          Cost          Value          Amount         Cost           Value
                                             -----------    -----------    -----------    -----------   -----------    -----------
Insured (continued)
N.Y.S. Dormitory Authority Revs
  Pace University
  6.5% due July 1, 2009                      $ 1,000,000    $ 1,081,432    $ 1,207,210    $ 1,000,000   $ 1,092,460    $ 1,164,530

N.Y.S. Thruway Authority Highway
  and Bridge Trust Fund
  6.4% due April 1, 2004 (a)                          --             --             --        500,000       506,716        536,835

N.Y.S. Urban Development Corp -
  Corp Rev Ref Correction Facility
  (Callable January 1, 2009 @101)
  6.0% due January 1, 2012                     1,000,000      1,026,571      1,143,600      1,000,000     1,028,989      1,122,930

  Corp Rev Ref Correction Facility
  5.5% due January 1, 2008                     1,055,000      1,075,768      1,194,904      1,055,000     1,079,620      1,152,640

Commonwealth of Puerto Rico
  General Obligation
  5.5% due July 1, 2006                          600,000        616,085        670,140        600,000       620,699        657,000

Commonwealth of Puerto Rico Highway
  and Transportation Auth Hwy Rev Ref
  (Mandatory Put July 1, 2010 @100)
  5% due July 1, 2035                          1,000,000      1,091,043      1,103,590             --            --             --

Suffolk County Judicial Facilities Agency
  NY Service Agreement
  Rev John P Cohalan Complex
  (Callable October 15, 2009 @101)
  5.75% due October 15, 2011                   1,340,000      1,365,846      1,529,114      1,340,000     1,367,410      1,487,990

Suffolk County Water Authority
  NY Waterworks Rev Sub Lien
  6.0% due June 1, 2009                        1,260,000      1,342,910      1,482,881      1,260,000     1,354,401      1,426,484
                                             -----------    -----------    -----------    -----------   -----------    -----------
                                              11,305,000     11,782,907     13,009,603     10,805,000    11,255,368     12,120,462
                                             -----------    -----------    -----------    -----------   -----------    -----------
                                                                                  33.0%                                       33.6%
General Obligations
N.Y.S. Ref Unlimited Tax
  6.5% due July 15, 2005                       1,700,000      1,754,425      1,878,874      1,700,000     1,777,203      1,881,254
                                             -----------    -----------    -----------    -----------   -----------    -----------
                                               1,700,000      1,754,425      1,878,874      1,700,000     1,777,203      1,881,254
                                             -----------    -----------    -----------    -----------   -----------    -----------
                                                                                   4.8%                                        5.2%

(a) This security matures within one year and has been reclassed under Short-term (see page 6) as of April 30, 2003.

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2003 and 2002

                                                                2003                                        2002
                                              ----------------------------------------    -----------------------------------------
                                               Principal     Amortized         Fair        Principal      Amortized         Fair
                                                 Amount         Cost           Value         Amount          Cost           Value
                                              -----------   -----------    -----------    -----------    -----------    -----------
Private Placement
Massachusetts Industrial Finance Agency
  Bonds Series 2000 (Allen Chase
  Foundation Project ) adjusted fixed
  rate (2.78 %) due November 1, 2010          $   357,143   $   357,143    $   358,922    $   500,000    $   500,000    $   506,230
                                              -----------   -----------    -----------    -----------    -----------    -----------
                                                  357,143       357,143        358,922        500,000        500,000        506,230
                                              -----------   -----------    -----------    -----------    -----------    -----------
                                                                                   0.9%                                         1.4%
U.S. Government Backed
Monroe County N.Y. Pub Imp Unlimited Tax -
  (Pre-Refunded to June 1, 2008 @101)
  6.0% due June 1, 2010                           890,000       895,036      1,051,891        890,000        895,595      1,020,153

  (Callable June 1, 2008 @101)
  6.0% due June 1, 2010                            10,000        10,057         11,389         10,000         10,063         11,124

New York Environmental Facilities Corp -
  Pollution Control - Rev St Wtr Fund Ref
  (Escrowed to Maturity)
  5.75% due June 15, 2008                       1,310,000     1,349,452      1,523,975             --             --             --

  Pollution Control - Rev St Wtr NYC 02
  (Escrowed to Maturity)
  5.75% due June 15, 2008                         165,000       169,969        191,951             --             --             --

N.Y.S. Medical Care Facility Finance
  Agency - Rev NY Hospital Mortgage
  (Pre-Refunded to February 15, 2005 @102)
  6.8% due August 15, 2004                      1,000,000     1,100,475      1,116,810      1,000,000      1,102,771      1,129,760
                                              -----------   -----------    -----------    -----------    -----------    -----------
                                                3,375,000     3,524,989      3,896,016      1,900,000      2,008,429      2,161,037
                                              -----------   -----------    -----------    -----------    -----------    -----------
                                                                                   9.9%                                         6.0%
Short-term
N.Y.S. Thruway Authority Highway and
  Bridge Trust Fund
  6.4% due April 1, 2004 (a)                      500,000       503,309        523,945             --             --             --

N.Y.C. Ref Unlimited Tax -
  5.75% due August 1, 2002                             --            --             --        985,000        984,467        994,328

  6.75% due August 15, 2003                            --            --             --        500,000        512,677        529,660
                                              -----------   -----------    -----------    -----------    -----------    -----------
                                                  500,000       503,309        523,945      1,485,000      1,497,144      1,523,988
                                              -----------   -----------    -----------    -----------    -----------    -----------
                                                                                   1.3%                                         4.2%
                                              $34,472,143   $35,936,827    $39,369,918    $32,505,000    $33,815,676    $36,034,441
                                              ===========   ===========    ===========    ===========    ===========    ===========
                                                                                 100.0%                                       100.0%

(a) This security was classified as a long term investment (see page 5) as of April 30, 2002.

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                            STATEMENTS OF OPERATIONS
                       Years Ended April 30, 2003 and 2002

                                                              2003              2002
                                                              ----              ----
Investment income:

    Interest                                              $ 1,970,045       $ 1,967,010

    Amortization of bond premium and discount - net          (198,856)         (167,138)
                                                          -----------       -----------

        Total investment income                             1,771,189         1,799,872
                                                          -----------       -----------

Expenses:

    Investment advisory fee (Note 2)                          110,841           109,667

    Professional fees (Note 2)                                 90,817            69,760

    Directors' fees                                            54,000            54,000

    Administrative and accounting fees                         67,100            70,435

    State and local income taxes, insurance and
      administrative expenses (Note 1)                         11,672             9,853
                                                          -----------       -----------

        Total expenses                                        334,430           313,715
                                                          -----------       -----------

Investment income - net                                     1,436,759         1,486,157
                                                          -----------       -----------

Realized and unrealized gain on investments:
    Net realized gain on investments                           19,263            60,341

    Change in unrealized appreciation
      of investments for the year                           1,214,326           613,845
                                                          -----------       -----------

    Net gain on investments                                 1,233,589           674,186
                                                          -----------       -----------

Net increase in net assets resulting from operations      $ 2,670,348       $ 2,160,343
                                                          ===========       ===========

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                       STATEMENTS OF CHANGES IN NET ASSETS
                    Years Ended April 30, 2003, 2002 and 2001

                                                       2003                2002              2001
                                                       ----                ----              ----
Increase (decrease) in net assets resulting
   from operations:
     Investment income - net                       $  1,436,759       $  1,486,157       $  1,653,560

     Net realized gain on investments                    19,263             60,341            225,063

     Change in unrealized appreciation                1,214,326            613,845          1,477,653
                                                   ------------       ------------       ------------

         Net increase in net assets resulting
           from operations                            2,670,348          2,160,343          3,356,276

Distributions to shareholders from:
   Investment income - net                           (1,428,295)        (1,498,387)        (1,658,070)

   Capital gains - net                                  (41,373)           (67,147)           (96,086)

Redemptions of 2,689.7041 shares,
   2,695.3647 shares, and
   1,377.7140 shares, respectively                      (34,351)           (33,715)           (17,029)
                                                   ------------       ------------       ------------

Total increase                                        1,166,329            561,094          1,585,091

Net assets:

   Beginning of year                                 39,271,759         38,710,665         37,125,574
                                                   ------------       ------------       ------------

   End of year (a) (b)                             $ 40,438,088       $ 39,271,759       $ 38,710,665
                                                   ============       ============       ============

      (a) For the years ending April 30, 2003, 2002 and 2001 includes over distributed investment income of $27,169, $36,133 and $23,903, respectively.

      (b) For the years ending April 30, 2003, 2002 and 2001 includes undistributed capital gains of $5,650, $27,760 and $34,566, respectively.

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2003 and 2002

Note 1 - Significant accounting policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

Acquisition and valuation of investments

Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are displayed at fair value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations. Securities for which quotations are not readily available are valued at fair value as determined by the board of directors. There were no securities valued by the board of directors, which quotations was not readily available, as of April 30, 2003 and 2002.

Amortization of bond premium or discount

In determining investment income, bond premium or discount are amortized over the remaining term of the obligation.

Income taxes

It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required, however, the Company is subject to minimum New York State and local franchise taxes.

Interest income from municipal investments are exempt from Federal and state income taxes.

Cash and cash equivalents

The Company considers all investments that can be liquidated on demand to be cash equivalents. Cash and cash equivalents, at April 30, 2003 and 2002, were as follows:

                                                             April 30,
                                                     ------------------------
                                                       2003           2002
                                                       ----           ----
      Cash - demand deposits                         $187,844      $  282,250
      Cash equivalents - demand bonds and notes       368,000       2,467,000
                                                     --------      ----------
                                                     $555,844      $2,749,250
                                                     ========      ==========

The Company maintains all of its cash on deposit in one financial institution. At times, such amounts on deposit may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2003 and 2002

Note 1 - Significant accounting policies (continued)

Use of estimate

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Concentration of credit risk

The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment adviser periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

Note 2 - Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following at:

                                                      April 30,
                                                ---------------------
                                                  2003        2002
                                                  ----        ----

      Accrued investment advisory fees (a)      $28,000      $27,500
      Accrued fees - affiliate (b)               19,711       14,248
      Accrued audit fees (c)                     27,600       19,500
      Accrued accounting fees and other           7,954        3,032
                                                -------      -------
                                                $83,265      $64,280
                                                =======      =======

      (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment adviser and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the fair value of net assets held by J.P. Morgan on the last day of each fiscal quarter.

      (b) For the years ending April 30, 2003 and 2002, the Company incurred legal fees of approximately $59,000 and $55,000, respectively, which include professional fees paid to the law firm of which an officer of the Company is a member.

      (c) For the years ending April 30, 2003 and 2002, the Company incurred audit fees of approximately $32,000 and $14,000, respectively. In 2003, the Company incurred additional audit fees of approximately $16,000 relating to investment security counts.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2003 and 2002

Note 3 - Investment transactions

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $3,938,000 and $1,637,000 for the year ended April 30, 2003 and $4,535,000 and $5,647,000, respectively, for the year ended April 30, 2002.

The U.S. Federal income tax basis of the Company's investments, at April 30, 2003 and 2002, was approximately $35,937,000 and $33,816,000, respectively, and net unrealized appreciation, at April 30, 2003 and 2002, for U.S. Federal income tax purposes was approximately $3,433,000 and $2,219,000, respectively (gross unrealized appreciation of approximately $3,435,000 and $2,223,000, respectively; gross unrealized depreciation of approximately of $2,000 and $4,000, respectively).

Note 4 - Common stock, share redemption plan and net asset values

At April 30, 2003 and 2002, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and additional paid-in capital aggregating $312,787.

The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received. At April 30, 2003 and 2002, $853,280 (73,441.5208 shares) and $818,929
(70,751.8167 shares), respectively, had been redeemed under this plan and are held in treasury.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

The net asset value per share and the shares outstanding were as follows:

                                                               April 30,
                                                        -----------------------
                                                         2003             2002
                                                         ----             ----
    Net asset value:
        - at fair value of the underlying investments   $12.94           $12.55
        - at amortized cost                             $11.84           $11.84

    Shares outstanding at:
        April 30, 2003                                           3,125,658.4792
        April 30, 2002                                           3,128,348.1833

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2003 and 2002

Note 5 - Distributions

During the years ended April 30, 2003 and 2002, distributions of $1,469,668 ($.47 per share) and $1,565,534 ($.50 per share), respectively, were declared and paid to shareholders, which, except for capital gains, were exempt from Federal income taxes.

The tax character of distributions paid during the years ending April 30, 2003 and 2002 was as follows:

                                                                  2003              2002
                                                                  ----              ----
      Distributions paid from:
        Tax-exempt investment income, net                     $ 1,428,295       $ 1,498,387
        Capital gains                                              41,373            67,147
                                                              -----------       -----------

                                                              $ 1,469,668       $ 1,565,534
                                                              ===========       ===========

As of April 30, 2003 and 2002, the components of distributable earnings on a tax basis were as follows:


                                                                  2003              2002
                                                                  ----              ----
      Over distributed tax-exempt investment income, net      $   (27,669)      $   (36,133)
      Undistributed capital gains                                   5,650            27,760
      Unrealized appreciation of investments, net               3,433,091         2,218,765
                                                              -----------       -----------

                                                              $ 3,411,072       $ 2,210,392
                                                              ===========       ===========

The Company has no capital loss carry forwards or book/tax differences as of April 30, 2003 and 2002. The Company had no capital reclassification related to permanent book/tax differences for years ending April 30, 2003 and 2002.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2003 and 2002

Note 6 - Financial highlights

Selected per share data and ratios.

                                                              For the Fiscal Years Ended April 30,
                                                -------------------------------------------------------------------
                                                  2003           2002           2001           2000          1999
                                                  ----           ----           ----           ----          ----
Per share operating performance:
(For a share of capital stock outstanding
throughout the period):

Net asset value, beginning of year              $ 12.55        $ 12.36        $ 11.85        $ 12.52        $ 12.37
                                                -------        -------        -------        -------        -------

Income from investment operations:
  Net investment income                             .47            .47            .53            .52            .53
  Net realized and unrealized gain
    (loss) on investments                           .39            .22            .54           (.59)           .22
                                                -------        -------        -------        -------        -------
      Total from investment operations              .86            .69           1.07           (.07)           .75

Less distributions:
  Dividends (from net investment income)           (.46)          (.48)          (.53)          (.54)          (.52)
  Capital gains                                    (.01)          (.02)          (.03)          (.06)          (.08)
                                                -------        -------        -------        -------        -------
      Total distributions                          (.47)          (.50)          (.56)          (.60)          (.60)
                                                -------        -------        -------        -------        -------

Net asset value - end of year                   $ 12.94        $ 12.55        $ 12.36        $ 11.85        $ 12.52
                                                =======        =======        =======        =======        =======

Per share market value - end of period          $ 12.94        $ 12.55        $ 12.36        $ 11.85        $ 12.52
                                                =======        =======        =======        =======        =======

Total investment return                            3.11%          1.54%          4.30%         (5.35%)         1.20%

Ratios/Supplemental Data:
  Net assets, end of period (in thousands)      $40,438        $39,272        $38,711        $37,126        $39,274

  Ratio of expenses to average net assets          0.84%          0.80%          0.75%          0.76%          0.73%

  Ratio of net investment income
    to average net assets                          3.59%          3.79%          4.32%          4.38%          4.18%

  Portfolio turnover rate                         12.00%         12.00%         33.00%         26.00%         21.00%

  Average (simple) number of shares
    outstanding (in thousands)                    3,127          3,130          3,132          3,135          3,138

Item 2. Code of Ethics

      The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other person required by applicable SEC rules. The code of ethics was in effect as of the end of the period covered by this report. During that period, there were no amendments to the code, and no waivers were granted to anyone from any provision of the code. A copy of the registrant's code of ethics is filed herewith as an exhibit to this report.

Item 3. Audit Committee Financial Expert

      The registrant has established an audit committee consisting of three members appointed by the board of directors from the board. The registrant's board of directors has determined that the committee chairman, Paul Kramer, is an "audit committee financial expert" and is "independent", as both terms are defined by applicable SEC rules.

Item 4. Principal Accountant Fees and Services

      Audit Fees - Leslie Sufrin & Company, P.C. billed the Company $34,275 for the 2003 fiscal year, and $14,385 for the 2002 fiscal year, for the audit of the Company's annual financial statements and in connection with statutory and regulatory filings for those years.

      Audit-Related Fees - No fees were billed to the Company for those two fiscal years for any audit-related services.

      Tax Fees - No fees were billed to the Company for those two fiscal years for tax compliance, tax advice or tax planning.

      All Other Fees - No fees were billed to the Company for those two fiscal years for any other services.

Item 5. Audit Committee of Listed Registrants.

      Not applicable, because the registrant is not a listed issuer.

Item 6. Schedule of Investments.

      A schedule of registrant's investments in securities of unaffiliated issuers as of April 30, 2003 is included as part of its report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 9. Submission of Matters to a Vote of Security Holders.

      The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10. Controls and Procedures

      (a) Reportage on the registrant's disclosure controls and procedures is not required until reports applicable to the registrant's fiscal year ended April 30, 2004.

      (b) Reportage on the registrant's internal control over financial reporting is not required until reports applicable to the registrant's fiscal year ending April 30, 2005.

Item 11. Exhibits

      (a)   The following exhibits are filed herewith:

            (1)   The registrant's code of ethics described in Item 2 hereof.

            (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tridan Corp.


By (Signature and Title) /S/ Peter Goodman
                         -------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: August 30, 2004

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Peter Goodman
                         -------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: August 30, 2004

By (Signature and Title) /S/ Warren F. Pelton
                         -------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date: August 30, 2004